Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (36,674)	$ (5,405)	¥ (21,235)
Cash flows from investing activities
Investment in short-term investments	(4,757)	(701)	(64,194)
Net cash (used in)/provided by investing activities	20,449	3,014	(70,684)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note, net of issuance costs			42,278
Net cash provided by financing activities	150	22	46,318
Effect of exchange rate changes on cash and cash equivalents	1,176	173	482
Net decrease in cash, cash equivalents and restricted cash	(14,899)	(2,196)	(45,119)
Cash, cash equivalents and restricted cash at the beginning of the period	32,659	4,813	89,484
Cash, cash equivalents and restricted cash at the end of the period	17,760	$ 2,617	44,365
Reportable Legal Entities [Member] | Parent Company [Member]
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	(24,285)		(37,386)
Cash flows from investing activities
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	17,087		(249)
Investment in short-term investments	(1,546)		(41,685)
Proceeds from redemption of short-term investments	17,653		11,532
Net cash (used in)/provided by investing activities	33,194		(30,402)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	162
Proceeds from issuance of convertible promissory note, net of issuance costs			42,278
Transaction with non-controlling interests	(305)
Net cash provided by financing activities	(143)		42,278
Effect of exchange rate changes on cash and cash equivalents	(8,605)		(42)
Net decrease in cash, cash equivalents and restricted cash	161		(25,552)
Cash, cash equivalents and restricted cash at the beginning of the period	1,693		29,762
Cash, cash equivalents and restricted cash at the end of the period	¥ 1,854		¥ 4,210